Capital Disclosures (Details) $ in Billions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of additional information [Abstract]
Equity and debt	$ 13.2	$ 22.8
Debt to capital ratio	0.466	0.242
Debt to capital ratio, target	0.65
Debt to funds from operation ratio	12.5	1.7
Debt to funds from operation ratio, target	2.0
Common [Table]
Debt To Capital Ratio, Temporarily Increased Covenant	0.75